ACCOUNTS RECEIVABLE, NET - Schedule of changes of the credit loss for doubtful accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 135,646	$ 5,829
Addition	94,125	127,568
Addition	94,125	127,568	$ 37,885
Exchange rate difference	(1,113)	2,249
Ending balance	$ 228,658	$ 135,646	$ 5,829